JPMorgan California Municipal Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional Shares [Member] | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	3.11%	1.44%	0.99%